STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Statement of Stockholders' Equity [Abstract]
Issuance of shares in private placement, issuance cost	$ 105